UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DSC Advisors L.P.
Address: 900 North Michigan Avenue
         Suite 1900
         Chicago, Illinois  60611

13F File Number:  28-11157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew Bluhm
Title:     Manager of the General Partner
Phone:     312.915.2485

Signature, Place, and Date of Signing:

     Andrew Bluhm     Chicago, Illinois     August 14, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     44

Form13F Information Table Value Total:     $147,210 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      902    15000 SH       SOLE                        0
AMAG PHARMACEUTICALS INC       COM              00163U106       27     1035 SH  CALL SOLE                     1035
AMAG PHARMACEUTICALS INC       COM              00163U106      360     2000 SH  PUT  SOLE                     2000
AMAG PHARMACEUTICALS INC       COM              00163U106    29899   546900 SH       SOLE                   546900
AON CORP                       COM              037389103     3030    80000 SH       SOLE                    80000
AT&T INC                       COM              00206R102      373    15000 SH       SOLE                        0
BOEING CO                      COM              097023105      638    15000 SH       SOLE                        0
CAPITALSOURCE INC              COM              14055X102    19103  3914600 SH       SOLE                  2539600
CAPITALSOURCE INC              DBCV 4.000% 7/1  14055XAE2     6230  8000000 SH       SOLE                  8000000
CAPITALSOURCE INC              NOTE 7.250% 7/1  14055XAG7     2448  3473000 SH       SOLE                  3473000
CATERPILLAR INC DEL            COM              149123101      496    15000 SH       SOLE                        0
CHEVRON CORP NEW               COM              166764100      994    15000 SH       SOLE                        0
CITIGROUP INC                  COM              172967101      180    10000 SH  CALL SOLE                    10000
COCA COLA CO                   COM              191216100      720    15000 SH       SOLE                        0
DENDREON CORP                  COM              24823Q107     3750   150000 SH       SOLE                   150000
DYNEGY INC DEL                 CL A             26817G102      454   200000 SH       SOLE                   200000
DYNEGY INC DEL                 CL A             26817G102        0     8000 SH  CALL SOLE                     8000
EXELON CORP                    COM              30161N101     3175    62000 SH       SOLE                    62000
EXXON MOBIL CORP               COM              30231G102     1049    15000 SH       SOLE                        0
HEWLETT PACKARD CO             COM              428236103      580    15000 SH       SOLE                        0
IMPAX LABORATORIES INC         COM              45256B101     1413   192000 SH       SOLE                   192000
INTERNATIONAL BUSINESS MACHS   COM              459200101     1566    15000 SH       SOLE                        0
ISHARES TR                     RUSSELL 2000     464287655      291     3000 SH  PUT  SOLE                     3000
ISHARES TR                     DJ US REAL EST   464287739      888     5000 SH  PUT  SOLE                     5000
JOHNSON & JOHNSON              COM              478160104      852    15000 SH       SOLE                        0
JPMORGAN CHASE & CO            COM              46625H100      512    15000 SH       SOLE                        0
KRAFT FOODS INC                CL A             50075N104      380    15000 SH       SOLE                        0
M & F WORLDWIDE CORP           COM              552541104      800    40000 SH       SOLE                    40000
MCDONALDS CORP                 COM              580135101      862    15000 SH       SOLE                        0
PPL CORP                       COM              69351T106     9064   275000 SH       SOLE                        0
PROCTER & GAMBLE CO            COM              742718109      767    15000 SH       SOLE                        0
SAVIENT PHARMACEUTICALS INC    COM              80517Q100    28377  2051841 SH       SOLE                    51841
SAVIENT PHARMACEUTICALS INC    COM              80517Q100     4000     5000 SH  CALL SOLE                     5000
SAVIENT PHARMACEUTICALS INC    COM WNTS         80517Q100     8462  1462714 SH       SOLE                  1462714
SAVIENT PHARMACEUTICALS INC    COM              80517Q100     1950    10000 SH  PUT  SOLE                    10000
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605      635    22500 SH  PUT  SOLE                    22500
UNION PAC CORP                 COM              907818108     3905    75000 SH       SOLE                    75000
UNITED TECHNOLOGIES CORP       COM              913017109      779    15000 SH       SOLE                        0
UNITEDHEALTH GROUP INC         COM              91324P102      749    30000 SH       SOLE                    30000
URANIUM ENERGY CORP            COM WNTS         916896103      934   647500 SH       SOLE                   647500
VERIZON COMMUNICATIONS INC     COM              92343V104     3688   120000 SH       SOLE                   120000
VERIZON COMMUNICATIONS INC     COM              92343V104      461    15000 SH       SOLE    `                   0
WAL MART STORES INC            COM              931142103      727    15000 SH       SOLE                        0
WELLCARE HEALTH PLANS INC      COM              94946T106      740    40000 SH       SOLE                    40000